Income Taxes (Details) - Schedule of Income Tax Expense Benefit at the Statutory Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense Benefit At the Statutory Federal Income Tax Rate [Abstract]
Federal tax expense	21.00%	21.00%
State tax expense, net of federal benefit	0.90%	6.70%
Permanent differences	(8.30%)	(1.00%)
Impact from rate change	(1.20%)
Change in valuation allowance	(11.70%)	(28.10%)
Other difference	(0.70%)	1.40%
Effective tax rate	0.00%	0.00%